WILLIAM BLAIR FUNDS

SUPPLEMENT TO SUMMARY PROSPECTUS DATED MAY 1, 2023

Effective January 22, 2024, the information below replaces similar disclosure in the Summary Prospectus of the William Blair Emerging Markets ex China Growth Fund.

Portfolio Managers. Todd M. McClone and Vivian Lin Thurston, Partners of the Adviser, co-manage the Fund. Mr. McClone and Ms. Lin Thurston have each co-managed the Fund since its inception in 2022.

Dated: January 22, 2024

WILLIAM BLAIR FUNDS

150 North Riverside Plaza

Chicago, Illinois 60606

Please retain this supplement with your Prospectus for future reference.